UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                           Old Field Master Fund, LLC

                  Investment Company Act File Number: 811-21947

                                   Registrant
                           Old Field Master Fund, LLC
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651

                                Agent For Service
                                T. J. Modzelewski
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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Goldman Sachs Global Alpha Lower Volatility Fund PLC

                                                                                  Management
Resolution:                                                                         Position            Vote
1.  To authorize the Directors to determine the remuneration of the auditors           For               For
2.  Amend the Memorandum and Articles of Association of Goldman Sachs
     Global Alpha Lower Volatility Fund PLC in accordance with the terms
     set out in the Notice of Annual General Meeting, Appendix I.                      For               For

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Field Master Fund, LLC


/s/ John T. Moore

President

Date:  August 24, 2007